Shareholder Report, Holdings (Details)	Jul. 31, 2026
C000133119 | Health Care
Holdings [Line Items]
Percent of Total Investments	98.80%
C000133119 | Information Technology
Holdings [Line Items]
Percent of Total Investments	1.00%
C000133119 | Money Market Fund
Holdings [Line Items]
Percent of Total Investments	0.20%
C000133120 | Health Care
Holdings [Line Items]
Percent of Total Investments	1.30%
C000133120 | Information Technology
Holdings [Line Items]
Percent of Total Investments	31.50%
C000133120 | Money Market Fund
Holdings [Line Items]
Percent of Total Investments	0.40%
C000133120 | Industrials
Holdings [Line Items]
Percent of Total Investments	33.60%
C000133120 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	18.20%
C000133120 | Communication Services
Holdings [Line Items]
Percent of Total Investments	12.50%
C000133120 | Energy
Holdings [Line Items]
Percent of Total Investments	1.50%
C000133120 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.00%
C000133121 | Health Care
Holdings [Line Items]
Percent of Total Investments	27.80%
C000133121 | Information Technology
Holdings [Line Items]
Percent of Total Investments	30.20%
C000133121 | Money Market Fund
Holdings [Line Items]
Percent of Total Investments	0.20%
C000133121 | Industrials
Holdings [Line Items]
Percent of Total Investments	5.50%
C000133121 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	12.60%
C000133121 | Communication Services
Holdings [Line Items]
Percent of Total Investments	11.50%
C000133121 | Financials
Holdings [Line Items]
Percent of Total Investments	12.20%
C000133122 | Information Technology
Holdings [Line Items]
Percent of Total Investments	48.30%
C000133122 | Money Market Fund
Holdings [Line Items]
Percent of Total Investments	0.20%
C000133122 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	16.60%
C000133122 | Communication Services
Holdings [Line Items]
Percent of Total Investments	15.20%
C000133122 | Financials
Holdings [Line Items]
Percent of Total Investments	19.70%
C000209702 | Health Care
Holdings [Line Items]
Percent of Total Investments	0.10%
C000209702 | Information Technology
Holdings [Line Items]
Percent of Total Investments	31.50%
C000209702 | Money Market Fund
Holdings [Line Items]
Percent of Total Investments	0.10%
C000209702 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	15.40%
C000209702 | Communication Services
Holdings [Line Items]
Percent of Total Investments	7.50%
C000209702 | Financials
Holdings [Line Items]
Percent of Total Investments	44.70%
C000209702 | Real Estate
Holdings [Line Items]
Percent of Total Investments	0.70%
C000226276 | Information Technology
Holdings [Line Items]
Percent of Total Investments	22.60%
C000226276 | Money Market Fund
Holdings [Line Items]
Percent of Total Investments	0.20%
C000226276 | Industrials
Holdings [Line Items]
Percent of Total Investments	51.60%
C000226276 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.40%
C000226276 | Communication Services
Holdings [Line Items]
Percent of Total Investments	14.20%
C000164426 | Health Care
Holdings [Line Items]
Percent of Total Investments	14.20%
C000164426 | Information Technology
Holdings [Line Items]
Percent of Total Investments	34.90%
C000164426 | Money Market Fund
Holdings [Line Items]
Percent of Total Investments	0.60%
C000164426 | Industrials
Holdings [Line Items]
Percent of Total Investments	39.00%
C000164426 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.20%
C000164426 | Materials
Holdings [Line Items]
Percent of Total Investments	6.00%
C000164426 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	0.10%
C000164427 | Health Care
Holdings [Line Items]
Percent of Total Investments	16.10%
C000164427 | Information Technology
Holdings [Line Items]
Percent of Total Investments	46.90%
C000164427 | Money Market Fund
Holdings [Line Items]
Percent of Total Investments	0.20%
C000164427 | Industrials
Holdings [Line Items]
Percent of Total Investments	16.70%
C000164427 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.10%
C000164427 | Communication Services
Holdings [Line Items]
Percent of Total Investments	11.10%
C000164427 | Financials
Holdings [Line Items]
Percent of Total Investments	1.50%
C000164427 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	1.40%
C000264062 | Money Market Fund
Holdings [Line Items]
Percent of Total Investments	0.60%
C000264062 | Equity Fund
Holdings [Line Items]
Percent of Total Investments	89.50%
C000264062 | Purchased Put Option
Holdings [Line Items]
Percent of Total Investments	6.60%
C000264062 | Purchased Call Option
Holdings [Line Items]
Percent of Total Investments	3.30%
C000264062 | Written Call Option
Holdings [Line Items]
Percent of Total Investments	(6.80%)
C000264063 | Money Market Fund
Holdings [Line Items]
Percent of Total Investments	0.00%
C000264063 | Equity Fund
Holdings [Line Items]
Percent of Total Investments	87.50%
C000264063 | Purchased Put Option
Holdings [Line Items]
Percent of Total Investments	4.50%
C000264063 | Purchased Call Option
Holdings [Line Items]
Percent of Total Investments	8.00%
C000264063 | Written Call Option
Holdings [Line Items]
Percent of Total Investments	(14.50%)
C000264064 | Money Market Fund
Holdings [Line Items]
Percent of Total Investments	0.80%
C000264064 | Equity Fund
Holdings [Line Items]
Percent of Total Investments	84.60%
C000264064 | Purchased Put Option
Holdings [Line Items]
Percent of Total Investments	9.50%
C000264064 | Purchased Call Option
Holdings [Line Items]
Percent of Total Investments	5.10%
C000264064 | Written Call Option
Holdings [Line Items]
Percent of Total Investments	(9.60%)
C000264065 | Money Market Fund
Holdings [Line Items]
Percent of Total Investments	0.30%
C000264065 | Equity Fund
Holdings [Line Items]
Percent of Total Investments	89.60%
C000264065 | Purchased Put Option
Holdings [Line Items]
Percent of Total Investments	9.70%
C000264065 | Purchased Call Option
Holdings [Line Items]
Percent of Total Investments	0.40%
C000264065 | Written Call Option
Holdings [Line Items]
Percent of Total Investments	(1.00%)